Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 16,633	$ 16,919
Due within 1 year
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	3,100	2,920
Between 1 and 2 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,715	1,705
Between 2 and 3 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,291	1,431
Between 3 and 4 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,242	1,084
Between 4 and 5 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	848	1,082
More than 5 years
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 8,437	$ 8,697